KENTUCKY INVESTORS, INC.

200 CAPITAL AVENUE

FRANKFORT, KENTUCKY 40601

March

Nineteenth

2 0 0 8

Securities and Exchange Commission

Room 130

500 North Capital Street, NW

Washington DC 20549

RE: Kentucky Investors, Inc. - File No.: 0-1999 - Form 10-K

Gentlemen:

Attached herewith is Form 10-K for Kentucky Investors, Inc.  Financial statements are prepared in conformity with accounting principles generally accepted in the United States.

If there are any questions, or additional information is needed, please feel free to contact me.

Sincerely,

/s/Raymond L. Carr

Vice President, Chief Financial Officer